TRADE ACCOUNTS RECEIVABLE - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 6,488,192	R$ 9,607,012
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	4,227,031	6,889,492
Gross | Domestic (Brazil) | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,599,377	1,915,745
Gross | Domestic (Brazil) | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	73,564	99,608
Gross | Foreign | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	4,845,044	7,612,768
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 29,793	R$ 21,109